Dow Jones Industrial Average Fund Expense Example - Class A and Class C [Member] - Dow Jones Industrial Average Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 339
Expense Example, with Redemption, 3 Years	749
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,752
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,334
Expense Example, with Redemption, 10 Years	$ 2,353